FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details) - Currency risk
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, NZD in Millions, HKD in Millions, CAD in Millions, BRL in Millions, AUD in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 AUD	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 INR (₨)	Dec. 31, 2017 BRL	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CAD	Dec. 31, 2016 AUD	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 BRL	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 NZD	Dec. 31, 2016 HKD	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CAD	Dec. 31, 2015 AUD	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 INR (₨)	Dec. 31, 2015 BRL	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 NZD	Dec. 31, 2015 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (893)	$ (743)	$ (856)
Net income	0	0	0
Canadian Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | CAD				CAD 4								CAD (329)									CAD (268)
OCI	0	25	19
Net income	0	0	0
Australian Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | AUD					AUD 2,679								AUD 2,344									AUD 2,721
OCI	(209)	(169)	(198)
Net income	0	0	0
British Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £						£ 3,719								£ 3,749									£ 3,620
OCI	(503)	(463)	(533)
Net income	0	0	0
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €									€ 213							€ 326										€ 588
OCI	(26)	(34)	(64)
Net income	0	0	0
Brazilian Reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | BRL								BRL 2,591							BRL 1,941										BRL 1,725
OCI	(78)	(60)	(44)
Net income	0	0	0
Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | NZD																											NZD 29
OCI			(2)
Net income			0
Indian Rupee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders							₨ 15,904											NZD 10,436						₨ 9,166
OCI	(25)	(15)	(14)
Net income	0	0	0
Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders							₨ (75)												HKD (77)
OCI	1	1
Net income	0	0
Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥											¥ 1,207									¥ 1,001								¥ 1,268
OCI	(19)	(16)	(20)
Net income	0	0	$ 0
South Korean Won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩										₩ 232,345							₩ 147,052
OCI	(22)	(12)
Net income	0	$ 0
United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩										₩ 451
OCI	(12)
Net income	$ 0